- Bank indebtedness, interim production financing, long-term debt and obligations under finance leases (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 626,516	$ 866,603
Amount due within 12 months	(103,455)	(120,557)
Amount due beyond 12 months	523,061	746,046
Bank indebtedness
Disclosure of detailed information about borrowings [line items]
Borrowings	0	16,350
Interim production financing
Disclosure of detailed information about borrowings [line items]
Borrowings	92,448	93,683
Long-term debt and obligations under finance leases
Disclosure of detailed information about borrowings [line items]
Borrowings	534,068	756,570
Amount due within 12 months	11,007	10,524
Amount due beyond 12 months	$ 523,061	$ 746,046